Investments In and Advances To Affiliates (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	$ 1,422,000,000				$ 1,320,000,000				$ 1,422,000,000	$ 1,320,000,000	$ 1,157,000,000
Valuation Allowance Deferred Tax Asset Change In Amount									374,000,000	322,000,000
Other non-operating expense									82,000,000	7,000,000	12,000,000
Investments In And Advances To Affiliates Financial Information Disclosure [Abstract]
Revenues									17,128,000,000	15,685,000,000	12,974,000,000
Gross margin	1,075,000,000	1,010,000,000	992,000,000	993,000,000	1,008,000,000	944,000,000	976,000,000	943,000,000	4,070,000,000	3,871,000,000	3,294,000,000
Net income (loss)	445,000,000	175,000,000	427,000,000	483,000,000	(169,000,000)	397,000,000	429,000,000	402,000,000	1,530,000,000	1,059,000,000	1,755,000,000
Current assets	9,228,000,000				9,446,000,000				9,228,000,000	9,446,000,000
Current liabilities	8,446,000,000				8,065,000,000				8,446,000,000	8,065,000,000
Noncurrent Liabilities	27,080,000,000				21,973,000,000				27,080,000,000	21,973,000,000
Noncontrolling interests	3,783,000,000				3,940,000,000				3,783,000,000	3,940,000,000
Stockholder's equity	5,946,000,000				6,473,000,000				5,946,000,000	6,473,000,000
Undistributed Earnings Of Minority Owned Affiliates Included In Retained Earnings	136,000,000								136,000,000
Distributions Received From Minority Owned Affiliates									36,000,000	49,000,000	35,000,000
Basis Difference Between Carrying Amount And Investment	145,000,000								145,000,000
Minority Owned Affiliates [Member]
Investments In And Advances To Affiliates Financial Information Disclosure [Abstract]
Revenues									1,668,000,000	1,341,000,000	1,229,000,000
Gross margin									258,000,000	207,000,000	240,000,000
Net income (loss)									(5,000,000)	100,000,000	110,000,000
Current assets	1,182,000,000				948,000,000				1,182,000,000	948,000,000
Noncurrent assets	4,298,000,000				4,131,000,000				4,298,000,000	4,131,000,000
Current liabilities	899,000,000				687,000,000				899,000,000	687,000,000
Noncurrent Liabilities	1,720,000,000				1,597,000,000				1,720,000,000	1,597,000,000
Noncontrolling interests	(240,000,000)				(206,000,000)				(240,000,000)	(206,000,000)
Stockholder's equity	3,101,000,000				3,001,000,000				3,101,000,000	3,001,000,000
Majority Owned Affiliates [Member]
Investments In And Advances To Affiliates Financial Information Disclosure [Abstract]
Revenues									24,000,000	20,000,000	158,000,000
Gross margin									24,000,000	18,000,000	71,000,000
Net income (loss)									(5,000,000)	7,000,000	(5,000,000)
Current assets	58,000,000				114,000,000				58,000,000	114,000,000
Noncurrent assets	519,000,000				646,000,000				519,000,000	646,000,000
Current liabilities	109,000,000				144,000,000				109,000,000	144,000,000
Noncurrent Liabilities	269,000,000				242,000,000				269,000,000	242,000,000
Noncontrolling interests	0				125,000,000				0	125,000,000
Stockholder's equity	199,000,000				249,000,000				199,000,000	249,000,000
Solar Energy Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	225,000,000				256,000,000				225,000,000	256,000,000
Effective Ownership %	50.00%				50.00%				50.00%	50.00%
Other Than Temporary Impairment Recognized At Investment Affiliate									40,000,000
Other Than Temporary Impairment Recognized At Investment Affiliate Investor Impact	20,000,000								20,000,000
Solar Power Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	91,000,000				8,000,000				91,000,000	8,000,000
Effective Ownership %	50.00%				50.00%				50.00%	50.00%
AES Solar Power PR LLC [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	8,000,000				0				8,000,000	0
Effective Ownership %	50.00%				0.00%				50.00%	0.00%
Generation Capacity (MW)	24								24
Barry Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	0				0				0	0
Effective Ownership %	100.00%				100.00%				100.00%	100.00%
Long Term Liabilities Associated With Debt Agreement Resulting In Loss Of Control	52,000,000				53,000,000				52,000,000	53,000,000
CEMIG [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	14,000,000				22,000,000				14,000,000	22,000,000
Effective Ownership %	72.00%				72.00%				72.00%	72.00%
Chigen Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	30,000,000				146,000,000				30,000,000	146,000,000
Effective Ownership %	25.00%				25.00%				25.00%	25.00%
Other non-operating expense									74,000,000
China Wind Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	75,000,000				69,000,000				75,000,000	69,000,000
Effective Ownership %	49.00%				49.00%				49.00%	49.00%
Elsta Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	197,000,000				202,000,000				197,000,000	202,000,000
Effective Ownership %	50.00%				50.00%				50.00%	50.00%
Guacolda Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	186,000,000				149,000,000				186,000,000	149,000,000
Effective Ownership %	35.00%				35.00%				35.00%	35.00%
Ictas Energy Group Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	161,000,000				151,000,000				161,000,000	151,000,000
Effective Ownership %	51.00%				51.00%				51.00%	51.00%
Innovent Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	32,000,000				31,000,000				32,000,000	31,000,000
Effective Ownership %	40.00%				40.00%				40.00%	40.00%
JHRH Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	59,000,000				39,000,000				59,000,000	39,000,000
Effective Ownership %	49.00%				35.00%				49.00%	35.00%
Investment In Joint Venture									15,000,000
Investment Affiliate Incremental Ownership Percentage	14.00%								14.00%
OPGC Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	203,000,000				224,000,000				203,000,000	224,000,000
Effective Ownership %	49.00%				49.00%				49.00%	49.00%
Trinidad Generation Unlimited Affiliate [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	19,000,000				20,000,000				19,000,000	20,000,000
Effective Ownership %	10.00%				10.00%				10.00%	10.00%
Entek [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	121,000,000				0				121,000,000	0
Effective Ownership %	50.00%				0.00%				50.00%	0.00%
Generation Capacity (MW)	312								312
Investment In Joint Venture			13,000,000
Business Acquisition Cost Of Acquired Entity Cash Paid During Period				136,000,000					149,000,000
SEB [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Release Of Affiliate Loan Amount										1,400,000,000
Payment Received From Counterparty Settlement Amount										25,000,000
Gain Recognized On Consummation Of Share Purchase Agreement										115,000,000
Net Tax Expense Not Recorded As Equity Earnings Amount										70,000,000
Other Affiliates [Member]
Investments In And Advances To Affiliates General Disclosure [Abstract]
Investments in and advances to affiliates	$ 1,000,000				$ 3,000,000				$ 1,000,000	$ 3,000,000